Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 28, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC
Central Index Key	dei_EntityCentralIndexKey	0000924211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2017
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
American Century Asset Allocation Portfolio
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000924211_SupplementTextBlock

American Century Strategic Asset Allocations, Inc. Summary Prospectus and Prospectus Supplement
Global Allocation Fund
Supplement dated July 31, 2017 ■ Summary Prospectus and Prospectus dated April 1, 2017

The Board of Directors has approved a plan of liquidation for the Global Allocation Fund. Under the plan, the liquidation date of the fund will be October 20, 2017.
The fund will be closed to all new investments, except reinvested distributions, as of the close of the New York Stock Exchange on October 17, 2017.
To prepare for the closing and liquidation of the fund, the fund’s portfolio managers plan to increase the portion of assets held in cash and similar investments to pay expenses and meet redemption requests. In doing so, the portfolio managers may sell securities to increase cash and cash equivalents exposure up to 100% of the portfolio. As a result, the fund will not be pursuing its stated investment objectives.

The following sub-section is added in the Additional Policies Affecting Your Investment section after the sub-section Redemption of Shares in Accounts Below Minimum in the prospectus.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93043 1707